INCOME TAXES (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				72 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Jan. 02, 2007	Dec. 31, 2012 Cayman Islands	Dec. 31, 2011 Cayman Islands	Dec. 31, 2010 Cayman Islands	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Others
Income tax expense reconciliation
Tax expenses at statutory tax rate in PRC	$ 1,128	$ 5,029	$ 3,498
Permanent differences	314	551	346
Different tax jurisdictions	3,253	306	(270)
Tax holiday in PRC	(3,102)	(4,788)	(4,853)
Increase in valuation allowance	(437)	861	2,303
Other	54	(241)	910
Income tax expense	1,210	1,718	1,934
Income tax holiday
Increase in income tax expenses without the tax holidays	3,102	4,788	4,853
Impact of tax holiday on basic net income per ordinary share (in dollars per share)	$ 0.07	$ 0.12	$ 0.21
Impact of tax holiday on diluted net income per ordinary share (in dollars per share)	$ 0.06	$ 0.11	$ 0.13
Components of consolidated income before income tax expense
Domestic (Cayman Islands)							(22,937)	(7,125)	(5,274)
Foreign										19,795	18,873	24,460			7,654	8,368	(5,195)
Income before income tax expense and earnings in equity method investment	4,512	20,116	13,991
Tax expense additional information
Liability for unrecognized tax benefits	969	969			969	969
Expense related to interest and penalties				84
Change in unrecognized tax benefits					0
Income tax rate if deemed as resident PRC										25.00%	25.00%	25.00%	25.00%	25.00%
Withholding tax for PRC subsidiaries (as a percent)										10.00%
Minimum percentage of equity interest in FIE considered for reduction in withholding income tax rate										25.00%
Withholding tax rate in case of subsidiary 25% or more directly owned by the resident in Hong Kong										5.00%
Withholding tax rate for the Company's subsidiary not considered to be beneficial owner of any such dividends										10.00%
Aggregate undistributed earnings of the company's subsidiaries located in the PRC										179,601	79,611	44,241
Provision for dividend withholding taxes										$ 0	$ 0	$ 0